UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard Growth and Income Fund - Schedule of Investments	Shares	(000)

COMMON STOCKS (98.4%)

Auto&Transportation (2.5%)
Harley-Davidson, Inc.	1,988,000	$ 120,771
Burlington Northern Santa Fe Corp.	520,000	24,601
Norfolk Southern Corp.	383,500	13,879
United Parcel Service, Inc.	155,600	13,298
* The Goodyear Tire&Rubber Co.	398,300	5,839
Ford Motor Co.	174,700	2,558

		180,946

Consumer Discretionary (18.3%)
Home Depot, Inc.	3,774,900	161,339
The Walt Disney Co.	5,009,000	139,250
Cendant Corp.	5,559,100	129,972
Kimberly-Clark Corp.	1,965,200	129,330
Costco Wholesale Corp.	2,479,400	120,028
Black&Decker Corp.	1,316,500	116,286
Staples, Inc.	2,259,100	76,154
Wal-Mart Stores, Inc.	1,329,500	70,224
* Time Warner, Inc.	2,978,200	57,896
Clear Channel Communications, Inc.	1,672,600	56,015
Waste Management, Inc.	1,861,600	55,736
Sabre Holdings Corp.	2,093,500	46,392
* Yahoo! Inc.	1,194,900	45,024
The Gap, Inc.	1,883,300	39,775
McDonald's Corp.	849,500	27,235
Viacom Inc. Class B	582,751	21,206
The Stanley Works	300,100	14,702
Limited Brands, Inc.	436,894	10,057
Avon Products, Inc.	77,200	2,988

		1,319,609

Consumer Staples (4.3%)
The Procter&Gamble Co.	1,447,200	79,712
Sara Lee Corp.	2,705,500	65,311
The Coca-Cola Co.	1,343,900	55,947
The Pepsi Bottling Group, Inc.	1,768,700	47,826
Altria Group, Inc.	621,706	37,986
Albertson's, Inc.	524,500	12,525
Brown-Forman Corp. Class B	204,700	9,965
General Mills, Inc.	59,400	2,953

		312,225

Financial Services (21.1%)
Bank of America Corp.	5,035,060	236,598
Citigroup, Inc.	4,629,500	223,049
The Goldman Sachs Group, Inc.	1,429,200	148,694
Wells Fargo&Co	1,983,200	123,256
SunTrust Banks, Inc.	1,197,200	88,449
American International Group, Inc.	1,196,258	78,558
MBNA Corp.	2,715,800	76,558
Countrywide Financial Corp.	2,064,200	76,396
Metropolitan Life Insurance Co.	1,829,200	74,101
PNC Financial Services Group	1,252,000	71,915
Capital One Financial Corp.	681,600	57,398
Lincoln National Corp.	1,064,600	49,696
Prudential Financial, Inc.	736,800	40,495
Lehman Brothers Holdings, Inc.	445,600	38,981
Cincinnati Financial Corp.	828,865	36,686
Jefferson-Pilot Corp.	608,400	31,613
Wachovia Corp.	430,350	22,636
CIGNA Corp.	160,000	13,051
National City Corp.	284,300	10,675
Allstate Corp.	154,600	7,996
Bear Stearns Co., Inc.	62,000	6,343
* Providian Financial Corp.	233,200	3,841
ACE Ltd.	76,900	3,287
* E*TRADE Financial Corp.	96,200	1,438
North Fork Bancorp, Inc.	49,600	1,431

		1,523,141

Health Care (13.3%)
Johnson&Johnson	3,778,200	239,613
* Amgen, Inc.	2,329,300	149,425
Pfizer Inc.	4,188,327	112,624
Becton, Dickinson&Co	1,796,600	102,047
Abbott Laboratories	2,087,600	97,387
Bristol-Myers Squibb Co.	2,117,300	54,245
AmerisourceBergen Corp.	869,600	51,028
* Forest Laboratories, Inc.	1,095,800	49,158
Merck&Co., Inc.	1,474,100	47,378
Aetna Inc.	243,300	30,352
* Gilead Sciences, Inc.	324,900	11,368
* WellPoint Inc.	86,800	9,982
* Express Scripts Inc.	60,900	4,655
* Humana Inc.	51,900	1,541
UnitedHealth Group Inc.	17,100	1,505

		962,308

Integrated Oils (7.7%)
ExxonMobil Corp.	6,391,436	327,625
ChevronTexaco Corp.	2,627,500	137,970
ConocoPhillips Co.	1,003,500	87,134

		552,729

Other Energy (0.5%)
Anadarko Petroleum Corp.	476,800	30,901
BJ Services Co.	110,600	5,147
Valero Energy Corp.	16,800	763

		36,811

Materials&Processing (4.8%)
Louisiana-Pacific Corp.	2,486,700	66,494
Nucor Corp.	1,264,000	66,158
Archer-Daniels-Midland Co.	2,428,600	54,182
Phelps Dodge Corp.	520,300	51,468
Sigma-Aldrich Corp.	636,600	38,489
Weyerhaeuser Co.	385,600	25,920
Rohm&Haas Co.	346,900	15,343
Worthington Industries, Inc.	619,300	12,126
Georgia Pacific Group	191,900	7,192
United States Steel Corp.	84,700	4,341
PPG Industries, Inc.	52,100	3,551
Dow Chemical Co.	56,300	2,787

		348,051

Producer Durables (5.4%)
* Lexmark International, Inc.	993,000	84,405
Centex Corp.	1,225,600	73,021
Northrop Grumman Corp.	1,268,600	68,961
Deere&Co	797,100	59,304
The Boeing Co.	1,088,800	56,367
Tektronix, Inc.	1,007,200	30,428
KB Home	168,200	17,560

		390,046

Technology (15.1%)
International Business Machines Corp.	2,275,100	224,279
Intel Corp.	8,811,200	206,094
General Dynamics Corp.	1,154,800	120,792
Microsoft Corp.	3,105,126	82,938
QUALCOMM Inc.	1,838,400	77,948
* Symantec Corp.	2,746,800	70,758
Motorola, Inc.	3,963,031	68,164
* EMC Corp.	4,166,500	61,956
* NCR Corp.	626,600	43,380
* Apple Computer, Inc.	505,900	32,580
* Cisco Systems, Inc.	1,340,100	25,864
* Computer Sciences Corp.	384,400	21,669
Texas Instruments, Inc.	757,900	18,660
National Semiconductor Corp.	521,900	9,368
Applera Corp.-Applied Biosystems Group	442,700	9,257
* Freescale Semiconductor, Inc.	437,578	8,034
Adobe Systems, Inc.	67,700	4,248
PerkinElmer, Inc.	105,000	2,361
* Corning, Inc.	149,800	1,763
Autodesk, Inc.	42,400	1,609
Xilinx, Inc.	42,700	1,266
* Lucent Technologies, Inc. Warrants Exp. 12/10/07	27,451	43

		1,093,031

Utilities (3.7%)
Edison International	2,124,200	68,038
BellSouth Corp.	2,400,500	66,710
AT&T Corp.	2,285,800	43,567
ALLTEL Corp.	654,700	38,470
* PG&E Corp.	1,075,200	35,783
Constellation Energy Group, Inc.	390,000	17,047

		269,615

Other (1.7%)
General Electric Co.	3,369,600	122,990

TOTAL COMMON STOCKS
(Cost $5,790,640)		7,111,502

TEMPORARY CASH INVESTMENTS (1.5%)

Money Market Fund (1.4%)
Vanguard Market Liquidity Fund, 2.26%**	101,393,573	101,394
	Face
	Amount
	(000)

U.S. Government Obligation (0.1%)
U.S. Treasury Bill
(1)2.17%, 3/17/2005	4,905	4,884

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $106,277)		106,278

TOTAL INVESTMENTS (99.9%)
(Cost $5,896,917)		7,217,780

OTHER ASSETS AND LIABILITIES-NET (0.1%)		4,423

NET ASSETS (100%)		$ 7,222,203

*Non-income-producing security.

**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1)Security segregated as initial margin for open futures contracts.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2004, the cost of investment securities for tax purposes was $5,896,917,000. Net unrealized appreciation of investment securities for tax purposes was $1,320,863,000, consisting of unrealized gains of $1,390,248,000 on securities that had risen in value since their purchase and $69,385,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.7% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 INDEX	305	$92,545	$1,016

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Quantitative Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Quantitative Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Quantitative Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.